Condensed Financial Information - Condensed Statement of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Operating expenses	$ 55,541	$ 40,287	$ 151,771	$ 116,765	$ 168,254	$ 127,252
Income from operations	(376)	205	(2,643)	(10,361)	(20,256)	(29,993)
Other income (expense), net		55	91	165	220	221
Income before income taxes and equity in net income of subsidiaries	(6,950)	(6,074)	(18,911)	(27,932)	(42,711)	(48,393)
Benefit for income taxes	(1,857)	(1,404)	(5,105)	(6,581)	(10,111)	(12,137)
Net loss	$ (5,093)	$ (4,670)	$ (13,806)	$ (21,351)	(32,600)	(36,256)
Jamf Holding Corp
Condensed Financial Statements, Captions [Line Items]
Equity in net income (loss) of subsidiaries					(32,600)	(36,256)
Net loss					$ (32,600)	$ (36,256)